Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Total - loans and borrowings	$ 187,258
Successor [Member]
Less: unamortized debt issuance costs	(592)
Total - loans and borrowings	187,258
Less: current portion of long term borrowings	16,368
Long-term debt, net unamortized debt issuance costs and excluding current portion	170,890
Successor [Member] | Murabaha Credit Facility [Member]
Total - loans and borrowings	150,000
Successor [Member] | Term Loan Ahli Bank [Member]
Total - loans and borrowings	3,335
Successor [Member] | National Bank of Oman [Member]
Total - loans and borrowings	30,000
Successor [Member] | National Bank of Oman [Member]
Total - loans and borrowings	$ 4,515
Predecessor [Member]
Less: unamortized debt issuance costs		$ (2,976)
Total - loans and borrowings		147,024
Less: current portion of long term borrowings
Long-term debt, net unamortized debt issuance costs and excluding current portion		147,024
Predecessor [Member] | Murabaha Credit Facility [Member]
Total - loans and borrowings		150,000
Predecessor [Member] | Term Loan Ahli Bank [Member]
Total - loans and borrowings
Predecessor [Member] | National Bank of Oman [Member]
Total - loans and borrowings
Predecessor [Member] | National Bank of Oman [Member]
Total - loans and borrowings